Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Silver Sand [Member]
Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs [Line Items]
Balance at beginning	$ 76,568,598	$ 69,245,500
Capitalized exploration expenditures
Reporting and assessment	1,008,174	353,109
Drilling and assaying	1,925,695	4,990,082
Project management and support	2,719,120	1,917,060
Camp service	467,690	364,507
Geological surveys
Permit and license	195,821	14,529
Disposition
Foreign currency impact	(201,972)	(316,189)
Ending at balance	82,683,126	76,568,598
Silverstrike [member]
Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs [Line Items]
Balance at beginning	3,269,232	3,163,304
Capitalized exploration expenditures
Reporting and assessment		40
Drilling and assaying	977,881	1,625
Project management and support	256,569	45,773
Camp service	174,651	61,578
Geological surveys		25,508
Permit and license		7,554
Disposition
Foreign currency impact	(24,680)	(36,150)
Ending at balance	4,653,653	3,269,232
Carangas [Member]
Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs [Line Items]
Balance at beginning	5,460,946	255,250
Capitalized exploration expenditures
Reporting and assessment	88,558
Drilling and assaying	8,289,678	3,752,094
Project management and support	1,424,573	1,020,422
Camp service	1,005,158	443,810
Geological surveys
Permit and license	9,389	7,812
Disposition
Foreign currency impact	(8,831)	(18,442)
Ending at balance	16,269,471	5,460,946
RZY Project [Member]
Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs [Line Items]
Balance at beginning		2,871,368
Capitalized exploration expenditures
Reporting and assessment
Drilling and assaying
Project management and support
Camp service
Geological surveys
Permit and license
Disposition		(3,071,240)
Foreign currency impact		199,872
Ending at balance
Total [Member]
Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs [Line Items]
Balance at beginning	85,298,776	75,535,422
Capitalized exploration expenditures
Reporting and assessment	1,096,732	353,149
Drilling and assaying	11,193,254	8,743,801
Project management and support	4,400,262	2,983,255
Camp service	1,647,499	869,895
Geological surveys		25,508
Permit and license	205,210	29,895
Disposition		(3,071,240)
Foreign currency impact	(235,483)	(170,909)
Ending at balance	$ 103,606,250	$ 85,298,776